UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nottinghill Investment Advisers,Ltd.
Address: Southampton Square
         7414 Jager Court
         Cincinnati, Ohio  45230-4344

13F File Number:  28-11593

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas G. McPeek
Title:     Managing Director
Phone:     513-624-3000

Signature, Place, and Date of Signing:

     Douglas G. McPeek     Cincinnati, Ohio     February 11, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     28

Form13F Information Table Value Total:     $146,922 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLEGHENY TECHNOLOGIES INC     COM              01741R102    11307   130864 SH       Sole                    61750        0    69114
AMAZON COM INC                 COM              023135106     2362    25500 SH       Sole                     5000        0    20500
AT&T INC                       COM              00206R102     9718   233831 SH       Sole                   117922        0   115909
BANK OF AMERICA CORPORATION    COM              060505104     6259   151698 SH       Sole                    80605        0    71093
BIG LOTS INC                   COM              089302103     4989   311985 SH       Sole                   202950        0   109035
BRISTOL MYERS SQUIBB CO        COM              110122108     6554   247141 SH       Sole                   111175        0   135966
CITIGROUP INC                  COM              172967101     3773   128153 SH       Sole                    68739        0    59414
CONAGRA FOODS INC              COM              205887102     6089   255952 SH       Sole                   116150        0   139802
CUMMINS INC                    COM              231021106     1420    11145 SH       Sole                     2150        0     8995
DIRECTV GROUP INC              COM              25459L106     8466   366189 SH       Sole                   150950        0   215239
DOW CHEM CO                    COM              260543103     6305   159937 SH       Sole                    78800        0    81137
DU PONT E I DE NEMOURS & CO    COM              263534109     5699   129257 SH       Sole                    58275        0    70982
EASTMAN KODAK CO               COM              277461109     5288   241806 SH       Sole                   104775        0   137031
GENERAL MTRS CORP              COM              370442105     6019   241805 SH       Sole                   118575        0   123230
GOODYEAR TIRE & RUBR CO        COM              382550101     5775   204650 SH       Sole                   127475        0    77175
HEINZ H J CO                   COM              423074103     7526   161236 SH       Sole                    78950        0    82286
ISHARES TR                     RUSSELL 2000     464287655      227     2985 SH       Sole                        0        0     2985
JUNIPER NETWORKS INC           COM              48203R104     1377    41475 SH       Sole                     8075        0    33400
LILLY ELI & CO                 COM              532457108     6494   121636 SH       Sole                    60050        0    61586
MERCK & CO INC                 COM              589331107     9490   163311 SH       Sole                    76750        0    86561
MIDCAP SPDR TR                 UNIT SER 1       595635103      276     1780 SH       Sole                        0        0     1780
NATIONAL OILWELL VARCO INC     COM              637071101     1510    20550 SH       Sole                     4000        0    16550
NUCOR CORP                     COM              670346105    10047   169650 SH       Sole                    73325        0    96325
ORACLE CORP                    COM              68389X105     2300   101875 SH       Sole                    19250        0    82625
PFIZER INC                     COM              717081103     5258   231333 SH       Sole                   101800        0   129533
SPDR TR                        UNIT SER 1       78462F103      206     1409 SH       Sole                        0        0     1409
WELLS FARGO & CO NEW           COM              949746101     5306   175738 SH       Sole                    79400        0    96338
WEYERHAEUSER CO                COM              962166104     6882    93332 SH       Sole                    47625        0    45707